Summary of Significant Accounting Policies - Narrative (Details) $ in Millions	4 Months Ended	12 Months Ended
	Dec. 31, 2021 reporting_unit	Dec. 31, 2022 USD ($) fixed_asset	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Advertising expense | $		$ 28	$ 33	$ 25
Number of principle types of fixed assets | fixed_asset		2
Number of reporting units | reporting_unit	3
Period of annual installments for jackpot liabilities, low end of range		19 years
Period of annual installments for jackpot liabilities, high end of range		25 years
Historical lump sum payout election rate (as a percent)		90.00%